Accounts Receivable, Net	6 Months Ended
Jun. 30, 2022
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 3 - ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30,	December 31,
	2022	2021
Accounts receivable	$54,988,661	$2,608,325

No bad debt allowance was recorded for the six months ended June 30, 2022 and 2021.

On July 29, 2021, the Company entered into an accounts receivable factoring agreement (the “Factoring Agreement”) with Zhongyuan Bank Co.,Ltd (“Zhongyuan Bank”). The Factoring Agreement allows for up to RMB10 million in advances, which are collateralized by assigned eligible accounts receivable and are subject to funds usage, no discount, and other fees, as well as service charges. The Factoring Agreement has a scheduled term of 160 days and is subject to automatic one year extension unless written notice of intention to terminate is obtained from the Company or unapproved by both parties. The current Factoring Agreement has a maturity date on January 9, 2022. The annual interest rate of factoring is 5.60%.

In January 2022, the Company has repaid $1,568,455 (RMB10,000,000) to Zhongyuan Bank. The total interest of $41,747 (RMB 270,667) accrued and all interests were paid under the Factoring Agreement as of June 30, 2022.